CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents		$ 44,727	$ 24,721
Marketable securities		120,144	26,532
Short-term bank deposits		28,491	10,045
Accounts receivable, net of allowance for doubtful accounts		6,628	7,008
Other receivables		3,811	2,495
Inventories		9,408	6,963
T O T A L CURRENT ASSETS		213,208	77,764
NON-CURRENT ASSETS:
Accounts receivable		374	544
Deferred offering costs			895
Deferred income taxes, net		1,899	1,309
Operating lease right-of-use assets		1,369
Property and equipment, net		935	544
Other Investments		600
T O T A L NON-CURRENT ASSETS		5,177	3,292
T O T A L ASSETS		218,385	81,056
CURRENT LIABILITIES:
Accounts payable		3,702	4,509
Contract liabilities		15,587	5,755
Other liabilities		13,205	9,165
Accrued contingencies			10,000
T O T A L CURRENT LIABILITIES		32,494	29,429
NON-CURRENT LIABILITIES:
Contract liabilities	[1]	3,813	3,982
Other liabilities		1,494	771
Operating lease liabilities		744
Deferred income taxes, net		37	11
T O T A L NON-CURRENT LIABILITIES		6,088	4,764
T O T A L LIABILITIES		38,582	34,193
COMMITMENTS AND CONTINGENCIES (note 10)
REDEEMABLE NON-CONTROLLING INTEREST			2,187
InMode Ltd. shareholders' equity:
Ordinary shares, NIS 0.01 par value, - authorized: 100,000,000 shares issued and outstanding: 32,799,082 and 26,682,413 shares at December 31, 2019 and 2018, respectively		93	42
Additional paid-in capital		81,863	10,184
Retained earnings		93,986	32,971
Accumulated other comprehensive income		124	66
InMode Ltd. shareholders' equity		176,066	43,263
Non-controlling interests		3,737	1,413
T O T A L SHAREHOLDERS' EQUITY		179,803	44,676
T O T A L LIABILITIES AND SHAREHOLDERS' EQUITY		$ 218,385	$ 81,056

[1]	As of December 31, 2019, non- current deferred revenue is estimated to be recognized as following: 81% in year 2021, and the rest in year 2022.